CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTEREST INCOME
Interest and fees on loans		$ 116,865	$ 84,281	$ 74,157
Interest on securities
Taxable		10,874	10,928	9,921
Tax-exempt		1,743	2,000	1,250
Other investments		1,291	1,100	1,195
Total Interest Income		130,773	98,309	86,523
INTEREST EXPENSE
Deposits		14,478	6,775	4,941
Other borrowings and subordinated debentures		3,013	2,348	1,941
Total Interest Expense		17,491	9,123	6,882
Net Interest Income		113,282	89,186	79,641
Provision for loan losses		1,503	1,199	(1,309)
Net Interest Income After Provision for Loan Losses		111,779	87,987	80,950
NON-INTEREST INCOME
Service charges on deposit accounts		12,258	12,673	12,406
Interchange income		9,905	8,023	7,938
Net gains on assets
Mortgage loans		10,597	11,762	10,566
Securities		138	260	563
Mortgage loan servicing, net		3,157	1,647	2,222
Other		8,760	8,168	8,603
Total Non-Interest Income		44,815	42,533	42,298
NON-INTEREST EXPENSE
Compensation and employee benefits		62,078	55,089	49,579
Occupancy, net		8,912	8,102	8,023
Data processing		8,262	7,657	7,952
Furniture, fixtures and equipment		4,080	3,870	3,912
Merger related expenses		3,465	284	0
Communications		2,848	2,684	3,142
Interchange expense		2,702	1,156	1,111
Loan and collection		2,682	2,230	2,512
Advertising		2,155	1,905	1,856
Legal and professional		1,839	1,892	1,742
FDIC deposit insurance		1,081	894	1,049
Credit card and bank service fees		414	529	791
Net (gains) losses on other real estate and repossessed assets		(672)	(606)	250
Litigation settlement expense		0	0	2,300
Loss on sale of payment plan business		0	0	320
Other		7,615	6,396	5,808
Total Non-interest Expense		107,461	92,082	90,347
Income Before Income Tax		49,133	38,438	32,901
Income tax expense		9,294	17,963	10,135
Net Income		$ 39,839	$ 20,475	$ 22,766
Net income per common share
Basic (in dollars per share)	[1]	$ 1.70	$ 0.96	$ 1.06
Diluted (in dollars per share)		$ 1.68	$ 0.95	$ 1.05

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.